Investments in Joint Ventures 1 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of joint ventures [line items]
Acquisition cost		₩ 4,950,644		₩ 2,880,964
Total acquisition cost		8,359,293		6,275,797
Book value [Abstract]
Total book value		13,363,788		11,286,094
Book value		₩ 6,512,332		₩ 4,581,340		₩ 3,485,699
Shuweihat Asia Power Investment B.V.
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		Netherlands		Netherlands
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 44,405		₩ 44,405
Book value [Abstract]
Book value		₩ 82,230		₩ 86,450		69,902
Shuweihat Asia Operation & Maintenance Company
Disclosure of joint ventures [line items]
Key operation activities	[1]	Maintenance of utility plant		Maintenance of utility plant
Location	[1]	Cayman		Cayman
Percentage of ownership	[1]	55.00%		55.00%
Acquisition cost	[1]	₩ 30		₩ 30
Book value [Abstract]
Book value		₩ 2,837	[1]	₩ 2,138	[1]	1,818
Waterbury Lake Uranium L.P.
Disclosure of joint ventures [line items]
Key operation activities		Resources development	[2],[3]	Resources development	[4]
Location		Canada	[2],[3]	Canada	[4]
Percentage of ownership		29.45%	[2],[3]	29.68%	[4]
Acquisition cost		₩ 24,985	[2],[3]	₩ 20,753	[4]
Book value [Abstract]
Book value		₩ 28,576	[2],[3]	₩ 23,756	[4]	22,612
ASM-BG Investicii AD
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Bulgaria		Bulgaria
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 9,846		₩ 9,846
Book value [Abstract]
Book value		₩ 20,491		₩ 16,936		14,739
RES Technology AD
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Bulgaria		Bulgaria
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 11,922		₩ 11,922
Book value [Abstract]
Book value		₩ 16,672		₩ 15,069		14,383
KV Holdings, Inc.
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[5]	Power generation	[6]
Location		Philippines	[5]	Philippines	[6]
Percentage of ownership		40.00%	[5]	40.00%	[6]
Acquisition cost		₩ 2,103	[5]	₩ 2,103	[6]
Book value [Abstract]
Book value		₩ 6,374	[5]	₩ 6,921	[6]	5,186
KEPCO SPC Power Corporation
Disclosure of joint ventures [line items]
Key operation activities	[1]	Construction and operation of utility plant	[5]	Construction and operation of utility plant	[6]
Location	[1]	Philippines	[5]	Philippines	[6]
Percentage of ownership	[1]	60.00%	[5]	60.00%	[6]
Acquisition cost	[1]	₩ 94,579	[5]	₩ 94,579	[6]
Book value [Abstract]
Book value		₩ 119,443	[1],[5]	₩ 159,139	[1],[6]	196,544
Gansu Datang Yumen Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		China		China
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 16,621		₩ 16,621
Book value [Abstract]
Book value		₩ 8,029		₩ 7,919		6,315
Datang Chifeng Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		China		China
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 121,928		₩ 121,928
Book value [Abstract]
Book value		₩ 212,130		₩ 204,516		186,739
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		China		China
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 39,872		₩ 39,872
Book value [Abstract]
Book value		₩ 49,501		₩ 48,325		43,207
Rabigh Electricity Company
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[3]	Power generation	[4]
Location		Saudi arabia	[3]	Saudi arabia	[4]
Percentage of ownership		40.00%	[3]	40.00%	[4]
Acquisition cost		₩ 109,743	[3]	₩ 109,743	[4]
Book value [Abstract]
Book value		₩ 285,805	[3]	₩ 269,893	[4]	235,051
Rabigh Operation & Maintenance Company Limited
Disclosure of joint ventures [line items]
Key operation activities		Maintenance of utility plant		Maintenance of utility plant
Location		Saudi arabia		Saudi arabia
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 70		₩ 70
Book value [Abstract]
Book value		₩ 10,091		₩ 8,311		4,964
Jamaica Public Service Company Limited
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Jamaica		Jamaica
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 301,910		₩ 301,910
Book value [Abstract]
Book value		₩ 412,277		₩ 412,616		349,866
KW Nuclear Components Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Manufacturing		Manufacturing
Location		Korea		Korea
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 833		₩ 833
Book value [Abstract]
Book value		₩ 22,365		₩ 18,758		18,680
Busan Shinho Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 2,100		₩ 2,100
Book value [Abstract]
Book value		₩ 6,260		₩ 6,993		6,669
Global Trade Of Power System Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[7]	Exporting products and technology of small or medium business by proxy		Exporting products and technology of small or medium business by proxy
Location	[7]	Korea		Korea
Percentage of ownership	[7]	29.00%		29.00%
Acquisition cost	[7]	₩ 290		₩ 290
Book value [Abstract]
Book value		₩ 708	[7]	₩ 696	[7]	615
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 1,856		₩ 1,856
Book value [Abstract]
Book value		₩ 4,658		₩ 5,771		5,187
Amman Asia Electric Power Company
Disclosure of joint ventures [line items]
Key operation activities	[1]	Power generation		Power generation
Location	[1]	Jordan		Jordan
Percentage of ownership	[1]	60.00%		60.00%
Acquisition cost	[1]	₩ 111,476		₩ 111,476
Book value [Abstract]
Book value		₩ 274,751	[1]	₩ 268,864	[1]	223,424
KAPES, Inc.
Disclosure of joint ventures [line items]
Key operation activities	[1]	R & D		R & D
Location	[1]	Korea		Korea
Percentage of ownership	[1]	51.00%		51.00%
Acquisition cost	[1]	₩ 5,629		₩ 5,629
Book value [Abstract]
Book value		₩ 0	[1]	₩ 0	[1]	0
Honam Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 3,480		₩ 3,480
Book value [Abstract]
Book value		₩ 4,898		₩ 4,833		4,743
Korea Power Engineering Service Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Construction and service		Construction and service
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 290		₩ 290
Book value [Abstract]
Book value		₩ 6,404		₩ 6,054		5,708
Chun-cheon Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.90%		29.90%
Acquisition cost		₩ 52,700		₩ 52,700
Book value [Abstract]
Book value		₩ 36,703		₩ 36,599		35,083
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[7]	Power generation		Power generation
Location	[7]	Korea		Korea
Percentage of ownership	[7]	15.00%		15.00%
Acquisition cost	[7]	₩ 3,000		₩ 3,000
Book value [Abstract]
Book value		₩ 3,835	[7]	₩ 3,729	[7]	3,443
Nghi Son 2 Power LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Vietnam		Vietnam
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 175,261		₩ 175,261
Book value [Abstract]
Book value		₩ 566,700		₩ 563,079		417,989
Kelar S.A.
Disclosure of joint ventures [line items]
Key operation activities	[1]	Power generation		Power generation
Location	[1]	Chile		Chile
Percentage of ownership	[1]	65.00%		65.00%
Acquisition cost	[1]	₩ 78,060		₩ 78,060
Book value [Abstract]
Book value		₩ 153,294	[1]	₩ 152,367	[1]	131,529
PT. Tanjung Power Indonesia
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Indonesia		Indonesia
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 57,039		₩ 57,039
Book value [Abstract]
Book value		₩ 98,221		₩ 100,580		90,151
Incheon New Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[8]	Power generation		Power generation
Location	[8]	Korea		Korea
Percentage of ownership	[8]	29.00%		29.00%
Acquisition cost	[8]	₩ 461		₩ 461
Book value [Abstract]
Book value		₩ 455	[8]	₩ 302	[8]	298
Seokmun Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 15,370		₩ 15,370
Book value [Abstract]
Book value		₩ 14,565		₩ 15,456		16,591
Daehan Wind Power PSC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Jordan		Jordan
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 7,493		₩ 7,493
Book value [Abstract]
Book value		₩ 25,095		₩ 21,327		16,426
Barakah One Company
Disclosure of joint ventures [line items]
Key operation activities	[9]	Power generation		Power generation
Location	[9]	UAE		UAE
Percentage of ownership	[9]	18.00%		18.00%
Acquisition cost	[9]	₩ 1,794,166		₩ 118
Book value [Abstract]
Book value		₩ 1,672,507	[9]	₩ 0	[9]	0
Nawah Energy Company
Disclosure of joint ventures [line items]
Key operation activities	[9]	Operation of utility plant		Operation of utility plant
Location	[9]	UAE		UAE
Percentage of ownership	[9]	18.00%		18.00%
Acquisition cost	[9]	₩ 296		₩ 296
Book value [Abstract]
Book value		₩ 392	[9]	₩ 392	[9]	330
MOMENTUM
Disclosure of joint ventures [line items]
Key operation activities		International thermonuclear experimental reactor construction management		International thermonuclear experimental reactor construction management
Location		France		France
Percentage of ownership		33.33%		33.33%
Acquisition cost		₩ 1		₩ 1
Book value [Abstract]
Book value		₩ 106		₩ 195		209
Daegu Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[10]	Power generation		Power generation
Location	[10]	Korea		Korea
Percentage of ownership	[10]	29.00%		29.00%
Acquisition cost	[10]	₩ 46,225		₩ 46,225
Book value [Abstract]
Book value		₩ 31,119	[10]	₩ 30,513	[10]	26,430
Yeonggwang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		46.00%		46.00%
Acquisition cost		₩ 17,475		₩ 17,475
Book value [Abstract]
Book value		₩ 29,258		₩ 26,146		23,380
Chester Solar IV SpA
Disclosure of joint ventures [line items]
Key operation activities	[11]	Power generation		Power generation
Location	[11]	Chile		Chile
Percentage of ownership	[11]	90.00%		90.00%
Acquisition cost	[11]	₩ 2,776		₩ 2,776
Book value [Abstract]
Book value		₩ 5,349	[11]	₩ 1,452	[11]	484
Chester Solar V SpA
Disclosure of joint ventures [line items]
Key operation activities	[11]	Power generation		Power generation
Location	[11]	Chile		Chile
Percentage of ownership	[11]	90.00%		90.00%
Acquisition cost	[11]	₩ 634		₩ 634
Book value [Abstract]
Book value		₩ 756	[11]	₩ 262	[11]	191
Diego de Almagro Solar SpA
Disclosure of joint ventures [line items]
Key operation activities	[11]	Power generation		Power generation
Location	[11]	Chile		Chile
Percentage of ownership	[11]	90.00%		90.00%
Acquisition cost	[11]	₩ 2,902		₩ 2,902
Book value [Abstract]
Book value		₩ 4,920	[11]	₩ 1,700	[11]	954
South Jamaica Power Company Limited
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Jamaica		Jamaica
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 20,430		₩ 20,430
Book value [Abstract]
Book value		₩ 48,675		₩ 48,760		43,109
Daesan Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 17,850		₩ 17,850
Book value [Abstract]
Book value		₩ 21,755		₩ 25,331		22,191
RE Holiday Holdings LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 42,948		₩ 42,948
Book value [Abstract]
Book value		₩ 80,631		₩ 89,780		84,092
RE Pioneer Holdings LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 27,891		₩ 27,891
Book value [Abstract]
Book value		₩ 48,831		₩ 55,622		54,081
RE Barren Ridge 1 Holdings LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 28,021		₩ 28,021
Book value [Abstract]
Book value		₩ 54,825		₩ 59,806		58,154
RE Astoria 2 LandCo LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 5,188		₩ 5,188
Book value [Abstract]
Book value		₩ 8,137		₩ 8,119		6,937
RE Barren Ridge LandCo LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 2,187		₩ 2,187
Book value [Abstract]
Book value		₩ 2,870		₩ 2,857		2,441
Laurel SpA
Disclosure of joint ventures [line items]
Key operation activities	[11]	Power generation		Power generation
Location	[11]	Chile		Chile
Percentage of ownership	[11]	90.00%		90.00%
Acquisition cost	[11]	₩ 2,156		₩ 2,156
Book value [Abstract]
Book value		₩ 3,092	[11]	₩ 1,432	[11]	613
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Disclosure of joint ventures [line items]
Key operation activities	[7]	Power generation		Power generation
Location	[7]	Australia		Australia
Percentage of ownership	[7]	12.37%		12.37%
Acquisition cost	[7]	₩ 4,095		₩ 4,095
Book value [Abstract]
Book value		₩ 906	[7]	₩ 1,149	[7]	3,719
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[3]	Power generation	[4]
Location		Korea	[3]	Korea	[4]
Percentage of ownership		29.01%	[3]	29.01%	[4]
Acquisition cost		₩ 3,200	[3]	₩ 3,200	[4]
Book value [Abstract]
Book value		₩ 4,120	[3]	₩ 4,317	[4]	3,756
Chester Solar I SpA
Disclosure of joint ventures [line items]
Key operation activities	[11]	Power generation		Power generation
Location	[11]	Chile		Chile
Percentage of ownership	[11]	90.00%		90.00%
Acquisition cost	[11]	₩ 1,316		₩ 1,316
Book value [Abstract]
Book value		₩ 3,417	[11]	₩ 1,649	[11]	1,238
Solar Philippines Calatagan Corporation
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Philippines		Philippines
Percentage of ownership		38.00%		38.00%
Acquisition cost		₩ 47,903		₩ 47,903
Book value [Abstract]
Book value		₩ 61,113		₩ 63,695		58,130
Saemangeum Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[12]	Power generation		Power generation
Location	[12]	Korea		Korea
Percentage of ownership	[12]	81.01%		81.01%
Acquisition cost	[12]	₩ 26,400		₩ 26,400
Book value [Abstract]
Book value		₩ 23,123	[12]	₩ 23,277	[12]	23,419
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[7]	Power generation		Power generation
Location	[7]	Korea		Korea
Percentage of ownership	[7]	29.00%		29.00%
Acquisition cost	[7]	₩ 2,900		₩ 2,900
Book value [Abstract]
Book value		₩ 2,304	[7]	₩ 2,590	[7]	2,665
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[7]	Power generation		Power generation
Location	[7]	Korea		Korea
Percentage of ownership	[7]	29.00%		29.00%
Acquisition cost	[7]	₩ 2,494		₩ 2,494
Book value [Abstract]
Book value		0	[7]	₩ 2,045	[7]	2,214
DE Energia SpA
Disclosure of joint ventures [line items]
Key operation activities				Power generation
Location				Chile
Percentage of ownership				49.00%
Acquisition cost				₩ 8,364
Book value [Abstract]
Book value		₩ 0		₩ 11,062		9,703
Dangjin Eco Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		34.00%		34.00%
Acquisition cost		₩ 25,661		₩ 25,661
Book value [Abstract]
Book value		₩ 27,150		₩ 26,867
Haemodum Solar Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		49.00%		49.00%
Acquisition cost		₩ 2,940		₩ 2,940
Book value [Abstract]
Book value		₩ 3,151		₩ 3,230		3,122
Yangyang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 12,000		₩ 12,000
Book value [Abstract]
Book value		₩ 15,131		₩ 11,640		10,435
HORUS SOLAR, S.A. DE C.V.
Disclosure of joint ventures [line items]
Key operation activities	[13]	Renewable power generation		Renewable power generation
Location	[13]	Mexico		Mexico
Percentage of ownership	[13]	14.95%		14.95%
Acquisition cost	[13]	₩ 5,068		₩ 5,068
Book value [Abstract]
Book value		₩ 2,645	[13]	₩ 1,488	[13]	11,181
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.
Disclosure of joint ventures [line items]
Key operation activities	[13]	Renewable power generation		Renewable power generation
Location	[13]	Mexico		Mexico
Percentage of ownership	[13]	14.95%		14.95%
Acquisition cost	[13]	₩ 3,678		₩ 3,678
Book value [Abstract]
Book value		₩ 4,602	[13]	₩ 4,452	[13]	10,935
SUNMEX RENOVABLES, S.A. DE C.V.
Disclosure of joint ventures [line items]
Key operation activities	[13]	Renewable power generation		Renewable power generation
Location	[13]	Mexico		Mexico
Percentage of ownership	[13]	14.95%		14.95%
Acquisition cost	[13]	₩ 1,678		₩ 1,678
Book value [Abstract]
Book value		₩ 3,405	[13]	₩ 1,687	[13]	3,541
Stavro Holding II A.B.
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		Sweden		Sweden
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 18,566		₩ 18,566
Book value [Abstract]
Book value		₩ 18,062		₩ 16,459		18,263
Solaseado Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		39.00%		39.00%
Acquisition cost		₩ 7,020		₩ 7,020
Book value [Abstract]
Book value		₩ 26,553		₩ 22,793		17,953
Yeongam Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[7]	Power generation		Power generation
Location	[7]	Korea		Korea
Percentage of ownership	[7]	19.00%		19.00%
Acquisition cost	[7]	₩ 6,460		₩ 6,460
Book value [Abstract]
Book value		₩ 12,215	[7]	₩ 11,828	[7]	9,637
Samsu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[7]	Power generation		Power generation
Location	[7]	Korea		Korea
Percentage of ownership	[7]	19.00%		19.00%
Acquisition cost	[7]	₩ 2,637		₩ 2,637
Book value [Abstract]
Book value		₩ 3,310	[7]	₩ 2,851	[7]	3,022
Pulau Indah Power Plant Sdn. Bhd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Malaysia		Malaysia
Percentage of ownership		25.00%		25.00%
Acquisition cost		₩ 44,545		₩ 39,052
Book value [Abstract]
Book value		₩ 56,997		₩ 50,721		25,603
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of joint ventures [line items]
Key operation activities		Holding company	[14]	Holding company
Location		Korea	[14]	Korea
Percentage of ownership		29.53%	[14]	29.53%
Acquisition cost		₩ 22,636	[14]	₩ 20,857
Book value [Abstract]
Book value		₩ 11,001	[14]	₩ 15,433		21,897
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Disclosure of joint ventures [line items]
Key operation activities	[1]	Holding company		Holding company
Location	[1]	Korea		Korea
Percentage of ownership	[1]	90.00%		90.00%
Acquisition cost	[1]	₩ 14,325		₩ 14,848
Book value [Abstract]
Book value		₩ 15,023	[1]	₩ 15,496	[1]	15,487
PT Barito Wahana Tenaga
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Indonesia		Indonesia
Percentage of ownership		30.61%		30.61%
Acquisition cost		₩ 59,574		₩ 59,574
Book value [Abstract]
Book value		₩ 225,828		₩ 207,565		156,994
Cheongna Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[12]	Generating and distributing vapor and hot/cold water		Generating and distributing vapor and hot/cold water
Location	[12]	Korea		Korea
Percentage of ownership	[12]	50.10%		50.10%
Acquisition cost	[12]	₩ 49,344		₩ 49,344
Book value [Abstract]
Book value		₩ 67,846	[12]	₩ 46,158	[12]	25,549
Naepo Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.20%		29.20%
Acquisition cost		₩ 29,200		₩ 29,200
Book value [Abstract]
Book value		₩ 59,242		₩ 48,031		5,285
Boim Combined Heat And Power Generations Co Ltd
Disclosure of joint ventures [line items]
Key operation activities	[14]	Power generation		Power generation
Location	[14]	Korea		Korea
Percentage of ownership	[14]	30.66%		30.66%
Acquisition cost	[14]	₩ 71,070		₩ 71,070
Book value [Abstract]
Book value		₩ 0	[14]	₩ 0	[14]	0
OneEnergy Asia Limited
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Vietnam		Vietnam
Percentage of ownership		40.00%		40.00%
Acquisition cost		₩ 296,872		₩ 258,011
Book value [Abstract]
Book value		₩ 494,403		₩ 465,349		289,966
KAS INVESTMENT I LLC
Disclosure of joint ventures [line items]
Key operation activities		Holding company	[3]	Holding company	[4]
Location		USA	[3]	USA	[4]
Percentage of ownership		29.89%	[3]	29.89%	[4]
Acquisition cost		₩ 23,437	[3]	₩ 23,437	[4]
Book value [Abstract]
Book value		₩ 13	[3]	₩ 6,078	[4]	15,784
KAS INVESTMENT II LLC
Disclosure of joint ventures [line items]
Key operation activities		Holding company	[3]	Holding company	[4]
Location		USA	[3]	USA	[4]
Percentage of ownership		29.89%	[3]	29.89%	[4]
Acquisition cost		₩ 23,343	[3]	₩ 23,343	[4]
Book value [Abstract]
Book value		₩ 13	[3]	₩ 6,040	[4]	15,709
Energyco Co., Ltd. (formerly, Energyco LLC)
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 1,659		₩ 1,659
Book value [Abstract]
Book value		₩ 2,629		₩ 2,322		2,140
CAES, LLC
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Percentage of ownership		36.00%		36.00%
Acquisition cost		₩ 19,414		₩ 19,414
Book value [Abstract]
Book value		₩ 18,098		₩ 20,659		20,380
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Key operation activities	[7]	Power generation		Power generation
Location	[7]	Korea		Korea
Percentage of ownership	[7]	49.00%		49.00%
Acquisition cost	[7]	₩ 7,512		₩ 7,512
Book value [Abstract]
Book value		₩ 12,792	[7]	₩ 11,334	[7]	10,348
Busan Industrial Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		28.02%		28.02%
Acquisition cost		₩ 510		₩ 510
Book value [Abstract]
Book value		₩ 1,351		₩ 1,160		1,058
Bitsolar Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		27.10%		27.10%
Acquisition cost		₩ 352		₩ 352
Book value [Abstract]
Book value		₩ 0		₩ 0		352
Pulau Indah O&M Sdn. Bhd.
Disclosure of joint ventures [line items]
Key operation activities	[7]	Power generation		Power generation
Location	[7]	Malaysia		Malaysia
Percentage of ownership	[7]	40.00%		40.00%
Acquisition cost	[7]	₩ 0		₩ 0
Book value [Abstract]
Book value	[7]	₩ 62		₩ 0
Guadalupe Solar SpA
Disclosure of joint ventures [line items]
Key operation activities	[12]	Power generation		Power generation
Location	[12]	Chile		Chile
Percentage of ownership	[12]	60.00%		60.00%
Acquisition cost	[12]	₩ 1,397		₩ 1,397
Book value [Abstract]
Book value		₩ 2,277	[12]	₩ 781	[12]	1,200
Omisan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		42.00%		42.00%
Acquisition cost		₩ 10,752		₩ 10,752
Book value [Abstract]
Book value		₩ 12,204		₩ 10,859		10,229
Foresight Iberian Solar Group Holding, S.L.
Disclosure of joint ventures [line items]
Key operation activities	[12]	Power generation		Power generation
Location	[12]	Spain		Spain
Percentage of ownership	[12]	75.00%		75.00%
Acquisition cost	[12]	₩ 10,564		₩ 10,564
Book value [Abstract]
Book value	[12]	₩ 0		₩ 0
Yeongwol Eco Wind Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 3,089		₩ 3,089
Book value [Abstract]
Book value		₩ 631		₩ 890		4,024
Gurae Resident Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 386		₩ 386
Book value [Abstract]
Book value		₩ 408		₩ 333		569
Cheongju Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 5,858		₩ 5,858
Book value [Abstract]
Book value		₩ 11,017		₩ 10,636		9,072
Enel X Midland Photovoltaic, LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		20.00%		20.00%
Acquisition cost		₩ 2,211		₩ 2,211
Book value [Abstract]
Book value		₩ 2,822		₩ 2,715		2,542
Geumsungsan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 6,531		₩ 6,531
Book value [Abstract]
Book value		₩ 7,538		₩ 7,840		5,515
KEPCO KPS CARABAO Corp.
Disclosure of joint ventures [line items]
Key operation activities	[8]	Utility plant maintenance		Utility plant maintenance
Location	[8]	Philippines		Philippines
Percentage of ownership	[8]	40.00%		40.00%
Acquisition cost	[8]	₩ 93		₩ 93
Book value [Abstract]
Book value		₩ 0	[8]	₩ 0	[8]	0
Prime Swedish Holding AB
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		Sweden		Sweden
Percentage of ownership		45.00%		45.00%
Acquisition cost		₩ 35,410		₩ 35,410
Book value [Abstract]
Book value		₩ 38,664		₩ 37,559		38,789
Goheung New Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		46.15%		46.15%
Acquisition cost		₩ 12,959		₩ 12,959
Book value [Abstract]
Book value		₩ 18,238		₩ 15,768		15,736
Gunsan Land Solar Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[12]	Power generation	[15]	Power generation	[16]
Location	[12]	Korea	[15]	Korea	[16]
Percentage of ownership	[12]	75.29%	[15]	75.29%	[16]
Acquisition cost	[12]	₩ 19,091	[15]	₩ 19,091	[16]
Book value [Abstract]
Book value		23,822	[12],[15]	₩ 23,163	[12],[16]	22,429
CapMan Lynx SCA, SICAR
Disclosure of joint ventures [line items]
Key operation activities				Holding company
Location				Luxembourg
Percentage of ownership				50.00%
Acquisition cost				₩ 9,601
Book value [Abstract]
Book value		₩ 0		₩ 0		0
International Offshore Power Transmission Holding Company Limited
Disclosure of joint ventures [line items]
Key operation activities		Undersea transmission network operation		Undersea transmission network operation
Location		UAE		UAE
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 0		₩ 0
Book value [Abstract]
Book value		₩ 0		₩ 11,038		1,423
Pyeongchang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[17]	Power generation		Power generation
Location	[17]	Korea		Korea
Percentage of ownership	[17]	58.00%		58.00%
Acquisition cost	[17]	₩ 9,329		₩ 9,329
Book value [Abstract]
Book value		₩ 12,851	[17]	₩ 12,147	[17]	12,228
Eumseong Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 5,741		₩ 5,741
Book value [Abstract]
Book value		₩ 11,625		₩ 11,613		8,386
Changwon Nu-ri Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[7]	Fuel cell generation		Fuel cell generation
Location	[7]	Korea		Korea
Percentage of ownership	[7]	61.00%		61.00%
Acquisition cost	[7]	₩ 8,095		₩ 8,095
Book value [Abstract]
Book value		₩ 9,486	[7]	₩ 7,658	[7]	8,027
PungBack Wind Farm Corporation
Disclosure of joint ventures [line items]
Key operation activities	[18]	Power generation		Power generation
Location	[18]	Korea		Korea
Percentage of ownership	[18]	32.89%		32.89%
Acquisition cost	[18]	₩ 7,885		₩ 7,885
Book value [Abstract]
Book value		₩ 6,367	[18]	₩ 7,760	[18]	7,940
Trumbull Asset Management, LLC
Disclosure of joint ventures [line items]
Key operation activities	[17]	Holding company		Holding company
Location	[17]	USA		USA
Percentage of ownership	[17]	78.00%		78.00%
Acquisition cost	[17]	₩ 1		₩ 1
Book value [Abstract]
Book value		₩ 1,228	[17]	₩ 1,297	[17]	936
S-Power Chile SpA
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Chile		Chile
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 127		₩ 127
Book value [Abstract]
Book value		₩ 538		₩ 159		64
Seungmun Green Energy
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		33.00%		33.00%
Acquisition cost		₩ 8,973		₩ 8,973
Book value [Abstract]
Book value		₩ 12,457		₩ 12,745		9,757
Seobusambo highway photovoltaics Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[19]	Power generation		Power generation
Location	[19]	Korea		Korea
Percentage of ownership	[19]	80.00%		80.00%
Acquisition cost	[19]	₩ 3,020		₩ 3,020
Book value [Abstract]
Book value		₩ 3,524	[19]	₩ 3,309	[19]	3,580
Yangyang Suri Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[3]	Power generation	[4]
Location		Korea	[3]	Korea	[4]
Percentage of ownership		29.00%	[3]	29.00%	[4]
Acquisition cost		₩ 10,498	[3]	₩ 10,498	[4]
Book value [Abstract]
Book value		₩ 9,568	[3]	₩ 8,643	[4]	9,608
Taebaek Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[20]	Power generation		Power generation
Location	[20]	Korea		Korea
Percentage of ownership	[20]	60.00%		60.00%
Acquisition cost	[20]	₩ 11,494		₩ 11,494
Book value [Abstract]
Book value	[20]	12,637		₩ 14,759
Jeonju Bio Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[12]			Power generation
Location	[12]			Korea
Percentage of ownership	[12]			65.00%
Acquisition cost	[12]			₩ 3,250
Book value [Abstract]
Book value		₩ 0		₩ 2,566	[12]	3,195
Kumyang Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Korea		Korea
Percentage of ownership		29.00%		29.00%
Acquisition cost		₩ 3,663		₩ 3,663
Book value [Abstract]
Book value		₩ 6,874		₩ 3,841		3,663
Jeongeup Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[21]	Power generation		Power generation
Location	[21]	Korea		Korea
Percentage of ownership	[21]	44.86%		44.86%
Acquisition cost	[21]	₩ 9,600		₩ 9,600
Book value [Abstract]
Book value		₩ 6,724	[21]	₩ 8,846	[21]	1,560
Hadong E-factory Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[3]	Power generation	[4]
Location		Korea	[3]	Korea	[4]
Percentage of ownership		29.99%	[3]	29.99%	[4]
Acquisition cost		₩ 350	[3]	₩ 350	[4]
Book value [Abstract]
Book value		₩ 340	[3]	₩ 344	[4]	349
Namyangju Combined Heat and Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[22]	Generating and distributing vapor and hot/cold water		Generating and distributing vapor and hot/cold water
Location	[22]	Korea		Korea
Percentage of ownership	[22]	70.10%		70.10%
Acquisition cost	[22]	₩ 149,313		₩ 53,977
Book value [Abstract]
Book value		₩ 147,146	[22]	₩ 51,768	[22]	3,850
Wadi Noor Solar Power Company SAOC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		Oman		Oman
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 847		₩ 847
Book value [Abstract]
Book value		₩ 0		₩ 1,392		846
Fairhaven Energy Storage LLC
Disclosure of joint ventures [line items]
Key operation activities		Power generation		Power generation
Location		USA		USA
Percentage of ownership		35.00%		35.00%
Acquisition cost		₩ 1,505		₩ 1,505
Book value [Abstract]
Book value		₩ 0		₩ 0		0
KEPCO for Power Company
Disclosure of joint ventures [line items]
Key operation activities	[23]	Power generation		Power generation
Location	[23]	Saudi arabia		Saudi arabia
Percentage of ownership	[23]	60.00%		60.00%
Acquisition cost	[23]	₩ 3,083		₩ 3,083
Book value [Abstract]
Book value		₩ 12,983	[23]	₩ 17,906	[23]	435
Samcheok Eco Materials Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	[24]	Recycling fly ashes		Recycling fly ashes
Location	[24]	Korea		Korea
Percentage of ownership	[24]	25.54%		25.54%
Acquisition cost	[24]	₩ 686		₩ 686
Book value [Abstract]
Book value		₩ 0	[24]	₩ 0	[24]	0
Rutile BESS Holdings, LLC
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		USA		USA
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 21,572		₩ 106
Book value [Abstract]
Book value		₩ 19,099		₩ 1		0
Trumbull Development Partners, LLC
Disclosure of joint ventures [line items]
Key operation activities		Holding company	[25]	Holding company
Location		USA	[25]	USA
Percentage of ownership		56.23%	[25]	56.23%
Acquisition cost		₩ 415,467	[25]	₩ 304,836
Book value [Abstract]
Book value		₩ 439,268	[25]	₩ 355,379		0
Imha Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Key operation activities		Power generation	[3]	Power generation	[4]
Location		Korea	[3]	Korea	[4]
Percentage of ownership		49.00%	[3]	49.00%	[4]
Acquisition cost		₩ 7,174	[3]	₩ 7,174	[4]
Book value [Abstract]
Book value		₩ 5,627	[3]	₩ 6,351	[4]	0
EDFR KOWEPO AJBAN PV HOLDING LIMITED
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		UAE		UAE
Percentage of ownership		50.00%		50.00%
Acquisition cost		₩ 1		₩ 1
Book value [Abstract]
Book value		₩ 854		₩ 85		0
Roof One Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities		Holding company		Holding company
Location		Korea		Korea
Percentage of ownership		48.00%		48.00%
Acquisition cost		₩ 2,000		₩ 2,000
Book value [Abstract]
Book value		₩ 1,933		2,000		₩ 0
Taean Haetdeulwon Solar Power Co Ltd [Member]
Disclosure of joint ventures [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		45.00%
Acquisition cost		₩ 7,992
Book value [Abstract]
Book value		₩ 8,637		0
Haetbyeotgil Solar Power Co Ltd [Member]
Disclosure of joint ventures [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		30.00%
Acquisition cost		₩ 704
Book value [Abstract]
Book value		₩ 732		0
Seongseo Neulpureun Energy Co Ltd [Member]
Disclosure of joint ventures [line items]
Key operation activities		Power generation
Location		Korea
Percentage of ownership		49.80%
Acquisition cost		₩ 797
Book value [Abstract]
Book value		₩ 681		0
Luluah SKY Energy Holding Ltd [Member]
Disclosure of joint ventures [line items]
Key operation activities	[20]	Power generation
Location	[20]	Qatar
Percentage of ownership	[20]	15.00%
Acquisition cost	[20]	₩ 103
Book value [Abstract]
Book value		₩ 63	[20]	0
KES Yona Holdings LLC [Member]
Disclosure of joint ventures [line items]
Key operation activities	[25]	Holding company
Location	[25]	USA
Percentage of ownership	[25]	80.00%
Acquisition cost	[25]	₩ 0
Book value [Abstract]
Book value		₩ 0	[25]	0
Siraj AlTaqa AlNazifa [Member]
Disclosure of joint ventures [line items]
Key operation activities		Power generation
Location		Saudi Arabia
Percentage of ownership		20.00%
Acquisition cost		₩ 0
Book value [Abstract]
Book value		₩ 0		0
Nour Ibri Solar Power Company [Member]
Disclosure of joint ventures [line items]
Key operation activities		Power generation
Location		Oman
Percentage of ownership		30.77%
Acquisition cost		₩ 364
Book value [Abstract]
Book value		₩ 373		0
Lucy Equity Holdings LLC [Member]
Disclosure of joint ventures [line items]
Key operation activities		Power generation
Location		Oman
Percentage of ownership		20.00%
Acquisition cost		₩ 9,612
Book value [Abstract]
Book value		₩ 0		₩ 0

[1]	The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties and the Company can exercise same voting rights as other shareholders at the board of directors. Accordingly, the entities are classified as joint ventures.
[2]	The effective ownership interest is 10%, considering convertible redeemable preferred shares.
[3]	The effective percentage of ownership is less than 50%. However, the investment is classified as a joint venture because decisions regarding significant financial and operating policies require the unanimous consent of all parties sharing control.
[4]	The effective percentage of ownership is less than 50%. However, the entity is classified as a joint venture, because all consent was required to make decisions on related activities.
[5]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2025.
[6]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2024.
[7]	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.
[8]	The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.
[9]	The effective percentage of ownership is less than 50%. However, decisions in relevant activities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.
[10]	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.
[11]	Although the Company holds majority of shares in the entities marked above by acquiring additional shares for the year ended December 31, 2024, the entities are classified as joint ventures due to the shareholders’ agreement requiring unanimous approval from the entities’ board of directors for making material decisions on financial and operational policies.
[12]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[13]	The effective percentage of ownership is less than 50%. However, according to the shareholders’ agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[14]	According to the Boim Combined Heat and Power Generation Co., Ltd. Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.6% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[15]	The nominal percentage of ownership is 75.29% and the effective percentage of ownership is 53.83%, as the Company has an obligation to provide excessive dividend income to Gunsan City when a certain rate of return defined in the shareholders’ agreement is met.
[16]	The nominal percentage of ownership is 75.29% and the effective percentage of ownership is 56.91%, as the Company has an obligation to provide excessive dividend income to Gunsan City when a certain rate of return defined in the shareholders’ agreement is met.
[17]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[18]	The effective percentage of ownership is 37%, considering potential common stock.
[19]	Although the effective percentage of ownership is more than 50%, decisions in relevant activities must be agreed by all members of the board of directors.
[20]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture considering the minimum number of the entity’s board of directors’ members required to agree for making decision on material financial and operational policies due to the joint shareholders’ agreement.
[21]	Although the Company’s effective percentage of ownership is less than 50%, the entity is reclassified as a joint venture considering the Company can exercise significant influence on the entity due to the Company’s contractual right to appoint a director to the entity’s board of directors and the minimum number of the entity’s board of directors members required to agree for making decision on material financial and operational policies in accordance with the joint shareholders’ agreement.
[22]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors.
[23]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors due to the shareholders’ agreement.
[24]	Although the Company’s effective percentage of ownership is less than 50%, the entity is reclassified as a joint venture considering the minimum number of the entity’s board of directors’ members required to agree for making decision on material financial and operational policies as the joint shareholders’ agreement revised in the year ended December 31, 2024.
[25]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of the representative committee due to the shareholders’ agreement.